Annual Total Returns[BarChart] - PGIM Jennison Mid-Cap Growth Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.42%	16.24%	28.08%	9.45%	(2.40%)	4.12%	22.67%	(8.22%)	37.52%	42.71%